General (Details) ₪ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ILS (₪)	Jun. 30, 2017 ILS (₪)	Dec. 31, 2017 ILS (₪)	Jun. 30, 2018 ILS (₪)
General (Textual)
Net loss	$ (2,620)	₪ (9,564)	₪ (17,053)	₪ (28,224)
Negative cash flows from operating activities	(3,083)	₪ (11,255)	₪ (8,683)
Accumulated deficit	$ (20,139)			₪ (63,943)	₪ (73,507)